Document and Entity Information	Oct. 13, 2023
Cover [Abstract]
Entity Registrant Name	PC TEL INC
Amendment Flag	true
Entity Central Index Key	0001057083
Document Type	8-K/A
Document Period End Date	Oct. 13, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-27115
Entity Tax Identification Number	77-0364943
Entity Address, Address Line One	471 Brighton Drive
Entity Address, City or Town	Bloomingdale
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60108
City Area Code	(630)
Local Phone Number	372-6800
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value
Trading Symbol	PCTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	PCTEL, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amended Filing”) to its Form 8-K filed on October 16, 2023 (the “Original Filing”). The Amended Filing is being filed solely to correct Exhibit 2.1 to the Original Filing, the Agreement and Plan of Merger, dated as of October 13, 2023, by and among PCTEL, Inc., Amphenol Corporation and Hilltop Merger Sub, Inc. (the “Merger Agreement”), solely for the purpose of including Annex I to the Merger Agreement, which was inadvertently omitted from the Original Filing.